                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03
                                               ---------------

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
         -----------------------------
Address: 332 Main Street
         -----------------------------
         Mount Kisco, NY 10549
         -----------------------------

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen E. Memishian
         -----------------------------
Title:   Managing Partner
         -----------------------------
Phone:   914-242-1900
         -----------------------------

Signature, Place, and Date of Signing:


      /s/ Stephen E. Memishian           Mount Kisco, NY            05-13-03
     --------------------------      ----------------------      --------------
           [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-_________________               __________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         --------------------

Form 13F Information Table Entry Total:          40
                                         --------------------

Form 13F Information Table Value Total:        150,303
                                         --------------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number          Name

      ____        28-______________________     ______________________

      [Repeat as necessary.]

                            DSM Capital Partners LLC
                           Form 13F Information Table
                              As of Date: 03/31/03

                                                                                                         VOTING AUTHORITY

                                TITLE OF              VALUE    SHARES/         PUT/  INVSTMT   OTHER              VA
NAME OF ISSUER                  CLASS     CUSIP      (x$1000)  PRN AMT SH/PRN  CALL  DSCRTETN  MANAGERS  VA SOLE  SHARED     VA NONE
99 CENTS ONLY STORES              COM     65440K106     3003   117770  SH            DEFINED                   0   117770         0
AFFILIATED COMPUTER SVCS          COM     008190100     5439   122880  SH            DEFINED                   0   122880         0
ALLERGAN INC                      COM     018490102     5112    74940  SH            DEFINED                   0    74940         0
AMGEN INC                         COM     031162100     6254   108675  SH            DEFINED                   0   108675         0
APOLLO GROUP                      COM     037604105     5939   119013  SH            DEFINED                   0   119013         0
APPLEBEE'S INTERNATIONAL          COM     037899101      238     8505  SH            DEFINED                   0     8505         0
ASK JEEVES INC OC-COM             COM     045174109      153    21600  SH            DEFINED                   0    21600         0
BED BATH & BEYOND                 COM     075896100     2248    65085  SH            DEFINED                   0    65085         0
BIOMET INC                        COM     090613100     4631   151100  SH            DEFINED                   0   151100         0
BRINKER INTERNATIONAL             COM     109641100     5415   177545  SH            DEFINED                   0   177545         0
BROWN & BROWN INC                 COM     115236101     3736   119335  SH            DEFINED                   D   119335         0
CAREER EDUCATION CORP             COM     141665109     8244   168510  SH            DEFINED                   0   168510         0
CLEAR CHANNEL COMM.               COW     184502102     4807   141715  SH            DEFINED                   0   141715         0
COMCAST CORP                      COM     20030N101     5320   186095  SH            DEFINED                   0   186095         0
FAMILY DOLLAR STORES              COM     307000109     5916   191580  SH            DEFINED                   0   191580         0
FIRST DATA CORP                   COM     319963104     4831   130519  SH            DEFINED                   0   130519         0
FIRST HEALTH GROUP                COM     320960107     5581   219380  SH            DEFINED                   0   219380         0
FOREST LABS INC                   COM     345838106     3694    68450  SH            DEFINED                   0    68450         0
HCA INC                           COM     404119109     5619   135845  SH            DEFINED                   0   135845         0
HEALTH MGT ASSOCIATES             COM     421933102     7247   381400  SH            DEFINED                   0   381400         0
HEARST-ARGYLE TELEVISION          COM     422317107      204     9865  SH            DEFINED                   0     9865         0
INTERSIL CORP                     COM     460698109      275    17700  SH            DEFINED                   0    17700         0
KOHL'S CORP                       COM     500255104     3445    60890  SH            DEFINED                   0    60890         0
LOWE'S COMPANIES                  COM     548661107     5568   136395  SH            DEFINED                   0   136395         0
MID ATLANTIC MEDICAL SERVICES     COM     59523C107      205     5060  SH            DEFINED                   0     5060         0
PIER 1 IMPORTS                    COM     720279108      197    12430  SH            DEFINED                   0    12430         0
RADIO ONE INC                     COR     75040P405      217    16380  SH            DEFINED                   0    16380         0
RESPIRONICS INC                   COM     761230101      200     5825  SH            DEFINED                   0     5825         0
RUBY TUESDAY INC                  COM     781182100     3811   186827  SH            DEFINED                   0   186827         0
SLM CORP                          COM     78442P106     2337    21070  SH            DEFINED                   0    21070         0
ST. JUDE MEDICAL                  COM     790849103     2776    56945  SH            DEFINED                   0    56945         0
SYLVAN LEARNING SYSTEMS           COM     871399101      181    11400  SH            DEFINED                   0    11400         0
SYMANTEC CORP                     COM     871503108     2571    65620  SH            DEFINED                   0    65620         0
THE CHEESECAKE FACTORY            COM     163072101     5822   180430  SH            DEFINED                   0   180430         0
UNITEDHEALTH GROUP                COM     91324P102     6188    67506  SH            DEFINED                   0    67506         0
VARIAN MEDICAL SYSTEMS            COM     9222OPl05     5240    97170  SH            DEFINED                   0    97170         0
VIACON INC CL B                   COM     925524308     4649   127290  SH            DEFINED                   0   127290         0
WEIGHT WATCHERS INTL              COM     948626106     5005   108695  SH            DEFINED                   0   108695         0
WELLPOINT HEALTH NETWORKS         COM     94973H108     7740   100849  SH            DEFINED                   0   100849         0
WESTWOOD ONE                      COM     961815107      245     7835  SH            DEFINED                   0     7835         0